SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 103.4%
	CONSUMER DISCRETIONARY — 5.3%
27,283	BMC Stock Holdings, Inc.*	$1,168,531
1,276	Delphi Technologies PLC*,1	21,322
		1,189,853
	CONSUMER STAPLES — 4.4%
59,729	Craft Brew Alliance, Inc.*	985,529
	ENERGY — 7.1%
29,385	Devon Energy Corp.	277,982
31,012	Vivint Solar, Inc.*	1,313,358
		1,591,340
	FINANCIALS — 28.2%
5,642	Bridge Bancorp, Inc.	98,340
13,768	Jernigan Capital, Inc. - REIT	235,983
149,284	National General Holdings Corp.[2]	5,038,335
29,966	Standard AVB Financial Corp.	978,390
		6,351,048
	HEALTH CARE — 51.9%
55,000	Aimmune Therapeutics, Inc.*	1,894,750
9,853	Akcea Therapeutics, Inc.*	178,733
17,000	Immunomedics, Inc.*	1,445,510
24,542	Livongo Health, Inc.*	3,437,107
89,883	Momenta Pharmaceuticals, Inc.*,2	4,717,060
		11,673,160
	TECHNOLOGY — 6.5%
49,074	Rosetta Stone, Inc.*	1,471,239
	TOTAL COMMON STOCKS
	(Cost $22,738,399)	23,262,169
	EXCHANGE-TRADED FUNDS — 0.3%
	FINANCIALS — 0.3%
9,565	MVC Capital, Inc.	74,703
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $75,372)	74,703
	TOTAL INVESTMENTS — 103.7%
	(Cost $22,813,772)	23,336,872
	Liabilities in Excess of Other Assets — (3.7)%	(830,706)
	TOTAL NET ASSETS — 100.0%	$22,506,166

SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT — (27.3)%
	COMMON STOCKS — (27.3)%
	CONSUMER DISCRETIONARY — (5.3)%
(549)	BorgWarner, Inc.	$(21,268)
(35,811)	Builders FirstSource, Inc.*	(1,168,155)
		(1,189,423)
	ENERGY — (7.1)%
(17,043)	Sunrun, Inc.*	(1,313,504)
(56,890)	WPX Energy, Inc.*	(278,761)
		(1,592,265)
	FINANCIALS — (0.8)%
(8,993)	Barings BDC, Inc.	(71,944)
(8,705)	Dime Community Bancshares, Inc.	(98,454)
		(170,398)
	HEALTH CARE — (14.1)%
(14,529)	Teladoc Health, Inc.*	(3,185,338)
	TOTAL COMMON STOCKS
	(Proceeds $5,787,365)	(6,137,424)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $5,787,365)	$(6,137,424)

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

BDC – Business Development Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $8,752,772, which represents 38.9% of total net assets of the Fund.